12. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)
	2018	2017

Currently paid or payable	$1,749,624	$2,124,999
Deferred (benefit) expense	(11,359)	784,331
Total income tax expense	$1,738,265	$2,909,330

Schedule of effective income tax rate reconciliation
	2018	2017

Computed expense at statutory rates	$2,128,517	$3,107,813
Tax exempt interest and BOLI	(291,550)	(484,454)
Disallowed interest	11,631	13,867
Partnership rehabilitation and tax credits	(437,229)	(549,897)
Low income housing investment amortization expense	323,948	278,296
NMTC amortization expense	0	129,078
Deferred tax asset revaluation to enacted tax rates	0	410,304
Other	2,948	4,323
	$1,738,265	$2,909,330

Deferred income tax expense (benefit)
	2018	2017

Depreciation	$25,782	$12,377
Mortgage servicing rights	(16,451)	(184,146)
Deferred compensation	3,681	281,886
Bad debts	(34,533)	652,671
Limited partnership amortization	(20,129)	(15,573)
Investment in CFS Partners	(1,014)	(39,644)
Core deposit intangible	0	(92,715)
Loan fair value	(2,228)	(13,531)
OREO write down	13,860	80
Revaluation effect of unrealized loss on debt securities AFS	0	45,106
Prepaid expenses	(846)	80,325
Other	20,519	57,495
Deferred tax (benefit) expense	$(11,359)	$784,331

Components of the net deferred tax asset
	2018	2017

Components of the deferred tax asset:
Bad debts	$1,176,534	$1,142,001
Deferred compensation	16,599	20,280
Contingent liability - MPF program	17,838	17,793
OREO write down	0	13,860
Capital lease	23,287	32,609
Unrealized loss on debt securities AFS	172,143	72,859
Other	11,968	23,210
Total deferred tax asset	$1,418,369	$1,322,612

Components of the deferred tax liability:
Depreciation	257,463	231,681
Limited partnerships	16,407	36,536
Mortgage servicing rights	211,039	227,490
Investment in CFS Partners	74,377	75,391
Prepaid expenses	79,479	80,325
Fair value adjustment on acquired loans	6,171	8,399
Total deferred tax liability	644,936	659,822
Net deferred tax asset	$773,433	$662,790